Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Trade receivables	$ 79,617	$ 112,419	$ 112,403
Other receivables	12,422		9,509
Gross carrying amount [Member]
Disclosure of financial assets [Line Items]
Trade receivables	81,274		115,875
Other receivables	12,502		9,537
Loss allowances [Member]
Disclosure of financial assets [Line Items]
Trade receivables	(1,657)		(3,472)
Other receivables	$ (80)		$ (28)